Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2020
BigToken Inc [Member]
Accounts Payable and Accrued Expenses

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses are comprised of the following:

	September 30, 2020 (Unaudited)	December 31, 2019	December 31, 2018

Accounts payable, trade	$659,000	$911,000	$584,000
Accrued expenses	19,000	20,000	-
Accrued bonus	6,000	3,000	26,000
Accrued commissions	88,000	125,000	79,000
Other accruals	83,000	166,000	-
Accounts payable and accrued liabilities	$855,000	$1,225,000	$689,000